Subsequent Events (Details) - USD ($) $ in Thousands			12 Months Ended
	May 08, 2024	Apr. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Cash and cash equivalents			$ 125,987	$ 102,891	$ 63,547
2027 Term Loans
Subsequent Events
Partial prepayment of principal		$ 175,000
Principal amount		$ 250,000	$ 250,000
Spread on variable rate			1.00%
2029 Term Loans
Subsequent Events
Amount outstanding			$ 36,698
Prepayment funding fee	4.00%
2029 Term Loans | On or after the first anniversary
Subsequent Events
Prepayment fee	10.00%
2029 Term Loans | After the second anniversary
Subsequent Events
Prepayment fee	5.00%
2029 Term Loans | After the third anniversary
Subsequent Events
Prepayment fee	0.00%
Ankura Trust Company, LLC | 2029 Term Loans
Subsequent Events
Principal amount	$ 38,700
Stated interest rate	8.00%